International Growth Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (98.7%)	Country	Shares/Par +	Value $ (000’s)
Communication Services (3.8%)
Adevinta ASA - Class B *	Norway	257,657	4,409
Alphabet, Inc. - Class A *	United States	4,000	10,694
Rightmove PLC	United Kingdom	592,500	5,435
Safaricom, Ltd.	Kenya	16,324,600	6,285
Schibsted ASA - Class B	Norway	162,799	6,887
Tencent Holdings, Ltd.	Cayman Islands	80,700	4,732
Total			38,442

Consumer Discretionary (6.9%)
Autoliv, Inc.	United States	55,500	4,758
Compass Group PLC *	United Kingdom	619,000	12,665
InterContinental Hotels Group PLC, ADR *	United Kingdom	95,884	6,164
LVMH Moet Hennessy Louis Vuitton SE	France	50,800	36,325
PRADA SPA	Italy	1,055,000	5,754
USS Co., Ltd.	Japan	264,000	4,517
Total			70,183

Consumer Staples (5.7%)
Clicks Group, Ltd.	South Africa	217,852	4,011
Nestle SA	Switzerland	432,569	52,046
PriceSmart, Inc.	United States	29,000	2,249
Total			58,306

Energy (0.7%)
Reliance Industries, Ltd.	India	60,000	2,023
Reliance Industries, Ltd., GDR	India	72,000	4,902
Total			6,925

Financials (13.0%)
AIA Group, Ltd.	Hong Kong	2,177,688	25,074
Deutsche Borse Aktiengesellschaft	Germany	48,500	7,895
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	218,500	13,263
Housing Development Finance Corp., Ltd.	India	125,663	4,582
Kotak Mahindra Bank, Ltd.	India	188,500	5,063
London Stock Exchange Group PLC	United Kingdom	76,800	7,673
Marsh & McLennan Cos., Inc.	United States	116,823	17,690
Moody’s Corp.	United States	44,200	15,696
MSCI, Inc.	United States	29,500	17,946
S&P Global, Inc.	United States	38,400	16,316
Total			131,198

Health Care (11.4%)
CSL, Ltd.	Australia	88,295	18,619
Dechra Pharmaceuticals PLC	United Kingdom	72,200	4,703
Hoya Corp.	Japan	161,900	25,321

Common Stocks (98.7%)	Country	Shares/Par +	Value $ (000’s)
Health Care continued
ResMed, Inc.	United States	67,500	17,790
Roche Holding AG	Switzerland	104,652	38,188
Sanofi	France	39,700	3,822
UCB SA	Belgium	63,500	7,065
Total			115,508

Industrials (25.9%)
Aalberts NV	Netherlands	45,000	2,570
Airbus SE *	Netherlands	99,000	12,998
Assa Abloy AB - Class B	Sweden	738,300	21,407
Atlas Copco AB - Class A	Sweden	364,200	22,092
Auckland International Airport, Ltd. *	New Zealand	502,455	2,701
Azelis Group NV *	Belgium	79,300	2,499
CAE, Inc. *	Canada	187,000	5,587
Canadian Pacific Railway, Ltd.	Canada	168,000	10,971
Edenred	France	158,800	8,553
Epiroc AB	Sweden	518,200	10,681
Experian PLC	Jersey	430,200	17,871
FANUC Corp.	Japan	76,100	16,659
IMCD NV	Netherlands	20,600	3,911
Interpump Group SpA	Italy	122,400	7,928
KONE Oyj	Finland	118,700	8,323
Legrand SA	France	122,700	13,160
MISUMI Group, Inc.	Japan	430,800	18,307
Nabtesco Corp.	Japan	33,200	1,258
OSG Corp.	Japan	150,600	2,590
Recruit Holdings Co., Ltd.	Japan	527,600	32,171
Safran SA	France	99,500	12,475
Schindler Holding AG	Switzerland	30,693	8,213
Schindler Holding AG - Registered Shares	Switzerland	6,085	1,564
SHO-BOND Holdings Co., Ltd.	Japan	134,761	5,988
Vestas Wind Systems A/S	Denmark	279,000	11,170
Total			261,647

Information Technology (24.4%)
Amadeus IT Group SA *	Spain	279,000	18,328
ASML Holding NV	Netherlands	83,000	61,227
Azbil Corp.	Japan	284,100	12,212
Black Knight, Inc. *	United States	63,500	4,572
Dlocal, Ltd. *	Cayman Islands	16,590	905
Keyence Corp.	Japan	55,300	33,135
Lam Research Corp.	United States	23,200	13,204
Lasertec Corp.	Japan	52,800	11,994
Mastercard, Inc. - Class A	United States	48,750	16,949
NICE, Ltd. *	Israel	46,100	13,094
SAP SE	Germany	113,419	15,365
Spectris PLC	United Kingdom	135,500	7,028
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	783,000	16,146
Temenos AG	Switzerland	45,100	6,125

International Growth Portfolio

Common Stocks (98.7%)	Country	Shares/Par +	Value $ (000’s)
Information Technology continued
Visa, Inc. - Class A	United States	73,225	16,311
Total			246,595

Materials (5.4%)
CRH PLC, ADR	Ireland	293,900	13,737
Franco-Nevada Corp.	Canada	49,600	6,444
Linde PLC	Ireland	79,355	23,595
The Sherwin-Williams Co.	United States	38,700	10,825
Total			54,601

Real Estate (0.7%)
Vonovia SE	Germany	119,600	7,189
Total			7,189

Common Stocks (98.7%)	Country	Shares/Par +	Value $ (000’s)
Telecommunication Services (0.8%)
Cellnex Telecom SA	Spain	132,739	8,182
Total			8,182

Total Common Stocks (Cost: $644,826)			998,776

Short-Term Investments (1.2%)
Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	11,977,064	11,977
Total			11,977

Total Short-Term Investments (Cost: $11,977)			11,977

Total Investments (99.9%) (Cost: $656,803)@			1,010,753

Other Assets, Less Liabilities (0.1%)			678

Net Assets (100.0%)			1,011,431

Investments Percentage by Country is based on Net Assets:
United States	17.4%
Japan	16.2%
Switzerland	10.5%
Netherlands	8.1%
France	7.3%
Sweden	5.4%
Other	35.0%

Total	99.9%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $656,803 and the net unrealized appreciation of investments based on that cost was $353,950 which is comprised of $360,550 aggregate gross unrealized appreciation and $6,600 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$10,694	$27,748	$ —
Consumer Discretionary	10,922	59,261	—
Consumer Staples	2,249	56,057	—
Energy	4,767	2,158	—
Financials	67,648	63,550	—
Health Care	17,790	97,718	—
Industrials	19,057	242,590	—
Information Technology	65,035	181,560	—
Materials	31,006	23,595	—
All Others	—	15,371	—
Short-Term Investments	11,977	—	—

Total Assets:	$241,145	$769,608	$ —

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand